ESTIMATION OF FAIR VALUE - Reconciliation Level 3 of the fair value hierarchy - Tabular disclosure (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets [line items]
Assets at the beginning of the period	$ 322,895,870
Valuation adjustment with an effect on income	270,095	$ 252,355	$ 217,616
Assets at the end of the period	366,903,925	322,895,870
Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Assets at the beginning of the period	45,573,523
Assets at the end of the period	54,167,420	45,573,523
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Assets at the beginning of the period	5,144,928
Assets at the end of the period	5,682,386	5,144,928
Financial Assets In Concession [Member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Assets at the beginning of the period	2,958,385	2,706,030	2,488,414
Valuation adjustment with an effect on income	270,095	252,355	217,616
Assets at the end of the period	3,228,480	2,958,385	2,706,030
Debt securities [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Assets at the beginning of the period	33,754,734
Assets at the end of the period	42,235,153	33,754,734
Debt securities [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Assets at the beginning of the period	95,349	10,102	13,733
Valuation adjustment with an effect on income	4,222	(1,390)	(3,018)
Valuation adjustments with an effect on OCI	85,096	(1,772)
Additions		99,094
Sales/redemptions	(95,846)	(10,685)	(613)
Assets at the end of the period	88,821	95,349	10,102
Equity securities | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Assets at the beginning of the period	6,639,029
Assets at the end of the period	6,488,709	6,639,029
Equity securities | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Assets at the beginning of the period	1,159,963	582,299	560,313
Valuation adjustment with an effect on income	177,310	313,139	18,721
Valuation adjustments with an effect on OCI	(6,431)	6,960	3,101
Reclassification		108
Additions	3,553	257,457	238
Sales/redemptions	(15,665)		(74)
Transfers from level 2 to level 3	73,859
Transfers from level 3 to level 2	(35,425)
Assets at the end of the period	1,357,164	1,159,963	582,299
Biological assets [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Assets at the beginning of the period	122,675
Assets at the end of the period	154,986	122,675
Biological assets [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Assets at the beginning of the period	122,675	104,857	84,206
Valuation adjustment with an effect on income	28,546	15,021	18,914
Additions	27,213	21,285	20,559
Sales/redemptions	(23,448)	(18,488)	(18,822)
Assets at the end of the period	154,986	122,675	104,857
Investment property [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Assets at the beginning of the period	808,556
Assets at the end of the period	852,935	808,556
Investment property [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Assets at the beginning of the period	808,556	928,566	836,324
Valuation adjustment with an effect on income	22,775	(46,924)	19,597
Valuation adjustments with an effect on OCI	7,991	9,014	5,288
Transfers to non-current assets held for sale	22,847	4,323	21,722
Reclassification	4,490	11,685	(2,078)
Business combination		10,164
Effect of movements in exchange rates	2,964	(700)
Additions	77,157	37,533	116,702
Sales/redemptions	(93,845)	(145,105)	(68,989)
Assets at the end of the period	$ 852,935	$ 808,556	$ 928,566